2025 QUARTERLY REPORT
Venerable Variable Insurance Trust
March 31, 2025
FUND
Venerable High Yield Fund
Venerable Large Cap Index Fund
Venerable Moderate Allocation Fund
Venerable Strategic Bond Fund
Venerable US Large Cap Strategic Equity Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with five different
investment portfolios referred to
as Funds.

Page
Venerable High Yield Fund 3
Venerable Large Cap Index Fund 9
Venerable Moderate Allocation Fund 15
Venerable Strategic Bond Fund 16
Venerable US Large Cap Strategic Equity Fund 26
Notes to Schedules of Investments 33
Notes to Quarterly Report 34
Venerable Variable Insurance Trust
Quarterly Report
March 31, 2025 (Unaudited)
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Created by an investor group led by affiliates of
Apollo Global Management, Inc., Crestview Partners, and Reverence Capital Partners, Venerable owns and manages legacy variable annuity business acquired from other entities.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 98.2%
Corporate Bonds and Notes - 83.5%
Consumer Discretionary - 18.2%
Adient Global Holdings, Ltd.
7.000% due 04/15/28 (Þ) 1,150 1,153
7.500% due 02/15/33 (Þ) 500 466
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,168
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 2,800 2,572
7.000% due 02/15/30 (Þ) 1,200 1,215
6.500% due 02/15/32 (Þ) 2,000 1,995
Carnival Corp.
5.750% due 03/01/27 (Þ) 4,700 4,702
5.750% due 03/15/30 (Þ) 4,500 4,482
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 4,900 4,742
4.500% due 08/15/30 (Þ) 3,500 3,187
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/29 (Þ) 1,900 1,569
7.875% due 04/01/30 (Þ) 3,400 3,336
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 4,800 3,428
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 2,600 2,520
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 5,900 4,485
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,700 2,797
Evergreen Acqco 1, LP / TVI, Inc.
9.750% due 04/26/28 (Þ) 1,260 1,312
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 1,200 1,106
6.750% due 01/15/30 (Þ) 4,800 4,156
FirstCash , Inc.
4.625% due 09/01/28 (Þ) 500 477
6.875% due 03/01/32 (Þ) 3,700 3,744
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 4,650 4,552
Gates Corp.
6.875% due 07/01/29 (Þ) 4,500 4,581
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 2,400 2,504
Mohegan Tribal Gaming Authority /
MS Digital Entertainment Holdings
LLC
8.250% due 04/15/30 (Þ) 2,500 2,452
NCL Corp., Ltd.
7.750% due 02/15/29 (Þ) 2,000 2,084
6.750% due 02/01/32 (Þ) 2,100 2,076
OneSky Flight LLC
8.875% due 12/15/29 (Þ) 1,075 1,096
Outfront Media Capital LLC / Outfront
Media Capital Corp.
4.625% due 03/15/30 (Þ) 5,400 4,932
Royal Caribbean Cruises, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 02/01/33 (Þ) 5,500 5,502
Six Flags Entertainment Corp.
6.625% due 05/01/32 (Þ) 1,500 1,513
Station Casinos LLC
4.500% due 02/15/28 (Þ) 2,400 2,301
Tri Painte Homes, Inc.
5.700% due 06/15/28 1,500 1,494
Viking Cruises, Ltd.
5.875% due 09/15/27 (Þ) 1,100 1,094
9.125% due 07/15/31 (Þ) 900 961
Series 144A
7.000% due 02/15/29 (Þ) 2,900 2,910
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 769
7.750% due 09/15/30 (Þ) 1,000 969
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,131
101,533
Consumer Staples - 8.9%
Allied Universal Holdco LLC
7.875% due 02/15/31 (Þ) 1,700 1,723
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
8.250% due 01/15/30 (Þ) 2,200 2,139
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 2,600 2,693
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 500 546
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 2,800 2,884
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 1,700 1,741
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 3,700 3,832
8.625% due 05/15/32 (Þ) 1,200 1,241
Grand Canyon University
5.125% due 10/01/28 5,700 5,463
Herc Holdings, Inc.
6.625% due 06/15/29 (Þ) 600 602
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
3.375% due 08/31/27 (Þ) 4,000 3,792
Primo Water Holdings, Inc. / Triton
Water Holdings, Inc.
Series 144A
4.375% due 04/30/29 (Þ) 300 287
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 3,000 2,775
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,603
United Rentals NA, Inc.
5.500% due 05/15/27 1,300 1,296
6.125% due 03/15/34 (Þ) 6,100 6,111
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 950 1,010
VM Consolidated, Inc.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Venerable High Yield Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/15/29 (Þ) 6,100 5,785
49,523
Energy - 13.2%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 2,500 2,455
Aris Water Holdings LLC
7.250% due 04/01/30 (Þ) 2,250 2,275
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
8.125% due 01/15/27 (Þ) 1,600 1,477
Chord Energy Corp.
6.750% due 03/15/33 (Þ) 2,200 2,190
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 2,000 2,039
Civitas Resources, Inc.
8.375% due 07/01/28 (Þ) 2,100 2,170
8.750% due 07/01/31 (Þ) 600 617
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 1,200 1,130
Expand Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,353
Hess Midstream Operations, LP
5.875% due 03/01/28 (Þ) 2,200 2,212
6.500% due 06/01/29 (Þ) 1,700 1,733
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 2,600 2,574
Kodiak Gas Services, Inc.
7.250% due 02/15/29 (Þ) 2,600 2,653
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 (Þ) 5,500 5,354
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,771
Matador Resources Co.
6.500% due 04/15/32 (Þ) 3,600 3,572
6.250% due 04/15/33 (Þ) 3,600 3,518
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 1,500 1,480
9.125% due 01/31/30 (Þ) 2,000 2,001
8.875% due 08/15/31 (Þ) 2,400 2,087
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 500 465
Rain CII Carbon LLC / CII Carbon
Corp.
7.250% due 04/01/25 (ç)(Þ) 700 700
Sunoco, LP
6.250% due 07/01/33 (Þ) 1,650 1,650
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 1,060 1,080
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 633 647
Transocean, Inc.
8.250% due 05/15/29 (Þ) 600 586
8.750% due 02/15/30 (Þ) 1,040 1,080
6.800% due 03/15/38 2,300 1,764
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,575
4.125% due 08/15/31 (Þ) 1,400 1,272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 2,400 2,573
8.375% due 06/01/31 (Þ) 2,100 2,128
Series 144A
8.125% due 06/01/28 (Þ) 1,500 1,532
Viper Energy, Inc.
5.375% due 11/01/27 (Þ) 1,300 1,289
7.375% due 11/01/31 (Þ) 2,100 2,195
Vital Energy, Inc.
9.750% due 10/15/30 2,900 2,947
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 1,500 1,523
73,667
Financial Services - 13.3%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 2,300 2,393
7.500% due 11/06/30 (Þ) 2,400 2,443
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 04/15/28 (Þ) 1,700 1,707
7.000% due 01/15/31 (Þ) 2,900 2,912
7.375% due 10/01/32 (Þ) 600 603
Encore Capital Group, Inc.
9.250% due 04/01/29 (Þ) 1,300 1,361
8.500% due 05/15/30 (Þ) 2,600 2,681
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,264
8.375% due 04/01/32 (Þ) 500 488
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 4,100 3,851
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 1,400 1,432
5.625% due 07/15/32 (Þ) 4,800 4,597
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 852
7.125% due 04/30/31 (Þ) 1,500 1,540
6.125% due 11/01/32 (Þ) 3,100 3,052
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,404
MPT Operating Partnership, LP / MPT
Finance Corp.
Series 144A
8.500% due 02/15/32 (Þ) 3,100 3,159
Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/31 (Þ) 5,500 5,492
OneMain Finance Corp.
5.375% due 11/15/29 1,300 1,238
7.125% due 11/15/31 1,400 1,410
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 700 692
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 (Þ) 3,200 3,089
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 300 307
5.000% due 10/01/29 (Þ) 3,700 3,411
8.875% due 01/31/30 (Þ) 1,400 1,463
RHP Hotel Properties, LP
7.250% due 07/15/28 (Þ) 2,200 2,255

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 04/01/32 (Þ) 1,800 1,797
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.625% due 03/01/29 (Þ) 3,400 3,136
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 5,100 5,332
VICI Properties, LP
3.875% due 02/15/29 (Þ) 3,600 3,443
XHR, LP
6.625% due 05/15/30 (Þ) 800 786
74,590
Health Care - 5.8%
CHS/Community Health Systems, Inc.
6.875% due 04/01/28 (Þ) 1,600 1,053
6.000% due 01/15/29 (Þ) 2,200 1,955
10.875% due 01/15/32 (Þ) 3,300 3,262
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,866
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 5,899
Endo Finance Holdings, Inc.
8.500% due 04/15/31 (Þ) 4,400 4,585
Insulet Corp.
6.500% due 04/01/33 (Þ) 700 712
MPH Acquisition Holdings LLC
5.750% due 12/31/30 (Þ) 378 275
6.500% due 12/31/30 (Þ) 579 501
6.000% due 03/31/31 (Þ) 3,243 1,940
Neogen Food Safety Corp.
8.625% due 07/20/30 (Þ) 4,300 4,531
Tenet Healthcare Corp.
6.125% due 06/15/30 2,600 2,592
6.750% due 05/15/31 1,500 1,522
32,693
Materials and Processing - 8.1%
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 5,300 5,087
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 (Þ) 2,550 2,567
Constellium SE
3.750% due 04/15/29 (Þ) 3,500 3,177
Series 144A
6.375% due 08/15/32 (Þ) 2,600 2,540
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,108
GPD Cos., Inc.
10.125% due 04/01/26 (Þ) 4,700 4,319
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,300 1,270
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,318
Magnera Corp.
4.750% due 11/15/29 (Þ) 1,500 1,329
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/27 (Þ) 900 848
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,256
Novelis Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 01/30/30 (Þ) 1,300 1,315
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 2,100 2,050
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 4,500 4,781
Standard Building Solutions, Inc.
6.500% due 08/15/32 (Þ) 4,900 4,902
Vibrantz Technologies, Inc.
9.000% due 02/15/30 (Þ) 4,100 3,342
45,209
Producer Durables - 7.7%
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 4,000 3,745
6.875% due 08/15/32 (Þ) 1,200 1,217
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 1,200 1,212
6.250% due 03/15/33 (Þ) 900 911
Boeing Co. (The)
Series WI
6.528% due 05/01/34 2,900 3,106
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 1,480
Energizer Holdings, Inc.
4.375% due 03/31/29 (Þ) 1,000 931
Esab Corp.
6.250% due 04/15/29 (Þ) 2,000 2,029
First Student Bidco , Inc.
4.000% due 07/31/29 (Þ) 2,000 1,834
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 4,100 4,066
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 1,150 1,156
6.750% due 03/01/33 (Þ) 600 598
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 2,000 2,073
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 5,000 4,605
Waste Pro USA, Inc.
7.000% due 02/01/33 (Þ) 1,000 1,007
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 4,900 4,924
Weekly Homes LLC / Weekley Finance
Corp.
4.875% due 09/15/28 (Þ) 1,600 1,516
WESCO Distribution, Inc.
6.375% due 03/15/33 (Þ) 2,500 2,512
XPO, Inc.
7.125% due 02/01/32 (Þ) 4,100 4,206
43,128
Technology - 4.8%
Cogent Communications Group, Inc.
/ Cogent Communications Finance,
Inc.
Series 144A
7.000% due 06/15/27 (Þ) 2,400 2,415
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 5,600 5,663
Gartner, Inc.

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Venerable High Yield Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 07/01/28 (Þ) 500 491
Gen Digital, Inc.
6.250% due 04/01/33 (Þ) 900 897
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,342
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 4,600 4,647
Rockie Bros Holdings, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,318
Sinclair Television Group, Inc.
8.125% due 02/15/33 (Þ) 3,250 3,207
Snap, Inc.
6.875% due 03/01/33 (Þ) 1,400 1,400
Zebra Technologies Corp.
6.500% due 06/01/32 (Þ) 2,300 2,329
26,709
Utilities - 3.5%
Calpine Corp.
4.500% due 02/15/28 (Þ) 400 388
5.125% due 03/15/28 (Þ) 700 689
CommScope LLC
7.125% due 07/01/28 (Þ) 2,000 1,769
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 4,600 4,053
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 2,000 1,968
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 3,500 3,715
Vistra Operations Co. LLC
5.500% due 09/01/26 (Þ) 3,100 3,101
7.750% due 10/15/31 (Þ) 3,700 3,877
19,560
466,612
International Debt - 14.7%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 3,100 3,125
Atlantica Sustainable Infrastructure
PLC
4.125% due 06/15/28 (Þ) 2,800 2,632
ATS Corp.
4.125% due 12/15/28 (Þ) 3,000 2,785
Banjay Entertainment SAS
8.125% due 05/01/29 (Þ) 3,900 4,024
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,382
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 1,100 1,065
Cerdia Finanz GMBH
9.375% due 10/03/31 (Þ) 1,900 1,952
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 3,000 2,740
Consolidated Energy Finance SA
Series 144A
5.625% due 10/15/28 (Þ) 700 603
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 2,050 1,922
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Efesto Bidco SPA/ Efesto US LLC
Series XR
7.500% due 02/15/32 (Þ) 4,250 4,172
GGAM Finance, Ltd.
8.000% due 06/15/28 (Þ) 1,400 1,472
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 3,023
Grifols SA
Series 144A
4.750% due 10/15/28 (Þ) 4,300 3,973
Harbour Energy PLC
5.500% due 10/15/26 (Þ) 5,000 5,004
IHO Verwaltungs GmbH
7.750% due 11/15/30 (Þ) 800 789
8.000% due 11/15/32 (Þ) 900 863
Iliad Holding SASU
7.000% due 04/15/32 (Þ) 3,775 3,788
Intelligent Packaging, Ltd.
6.000% due 09/15/28 (Þ) 1,300 1,267
Jaguar Land Rover Automotive PLC
5.500% due 07/15/29 (Þ) 3,500 3,412
Jones Deslauriers Insurance
Management, Inc.
10.500% due 12/15/30 (Þ) 3,300 3,533
Kedrion SpA
6.500% due 09/01/29 (Þ) 5,900 5,610
Macquarie Airfinance Holdings, Ltd.
6.500% due 03/26/31 (Þ) 1,700 1,770
Opal Bidco SAS
6.500% due 03/31/32 3,600 3,600
Ritchie Bros Holdings, Inc.
6.750% due 03/15/28 (Þ) 500 511
Trivium Packaging Finance BV
5.500% due 08/15/26 (Þ) 1,700 1,675
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 5,000 5,092
Zegona Finance PLC
8.625% due 07/15/29 (Þ) 4,500 4,772
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 4,000 3,705
82,261
Total Long-Term Fixed
Income Investments
(cost $560,349) 548,873
Preferred Stocks - 0.1%
Consumer Discretionary - 0.1%
Boeing Co. (The)
6.000% due 10/15/27 11,000 658
Total Preferred Stocks
(cost $550) 658
Short-Term Investments - 0.5%
Federal Home Loan Bank Discount
Notes

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 7
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Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.382% due 04/01/25 (ž) 3,005 3,004
Total Short-Term Investments
(cost $3,005) 3,004
Total Investments - 98.8%
(identified cost $563,904) 552,535
Other Assets and Liabilities,
Net - 1.2%
6,821
Net Assets - 100.0%
559,356

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Venerable High Yield Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 466,612 $ —
$ —
$ 466,612
International Debt — 82,261 —
—
82,261
Preferred Stocks 658 — — — 658
Short-Term Investments — 3,004 — — 3,004
Total Investments
$ 658 $ 551,877 $ — $ — $ 552,535
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,922 0 .3
Canada ................................................................................................
19,336 3 .5
France .................................................................................................
14,794 2 .6
Germany .............................................................................................
7,310 1 .3
Ireland ................................................................................................
1,472 0 .3
Italy ....................................................................................................
9,782 1 .7
Netherlands ........................................................................................
1,675 0 .3
Spain ..................................................................................................
6,605 1 .2
Switzerland ........................................................................................
603 0 .1
United Kingdom .................................................................................
18,762 3 .4
United States ......................................................................................
470,274 84 .1
Total Investments ............................................................................... 552,535

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.2%
Consumer Discretionary - 13.6%
Amazon.com, Inc.(Æ) 598,442 113,860
AutoZone, Inc.(Æ) 1,070 4,080
Axon Enterprise, Inc.(Æ) 4,617 2,428
Best Buy Co., Inc. 12,833 945
Caesars Entertainment, Inc.(Æ) 14,731 368
CarMax, Inc.(Æ) 10,168 792
Carnival Corp.(Æ) 65,731 1,284
Charter Communications, Inc. Class A(Æ) 6,118 2,255
Chipotle Mexican Grill, Inc. Class A(Æ) 85,823 4,309
Comcast Corp. Class A 238,743 8,810
Costco Wholesale Corp. 28,090 26,567
Darden Restaurants, Inc. 7,412 1,540
Deckers Outdoor Corp.(Æ) 9,978 1,116
Dollar General Corp. 13,916 1,224
Dollar Tree, Inc.(Æ) 12,780 959
Domino's Pizza, Inc. 2,183 1,003
DR Horton, Inc. 17,956 2,283
eBay, Inc. 30,301 2,052
Expedia Group, Inc. 7,980 1,341
FactSet Research Systems, Inc. 2,495 1,134
Ford Motor Co. 247,002 2,477
Fox Corp. Class A 13,790 781
Fox Corp. Class B 8,988 474
Garmin, Ltd. 9,721 2,111
General Motors Co. 63,012 2,963
Genuine Parts Co. 9,132 1,088
Hasbro, Inc. 8,924 549
Hilton Worldwide Holdings, Inc. 15,233 3,466
Home Depot, Inc. (The) 62,889 23,048
Hubbell, Inc. Class B 3,525 1,166
Interpublic Group of Cos., Inc. (The) 24,490 665
Las Vegas Sands Corp. 21,756 840
Lennar Corp. Class A 15,112 1,735
Live Nation Entertainment, Inc.(Æ) 10,185 1,330
Lowe's Cos., Inc. 35,898 8,372
Lululemon Athletica , Inc.(Æ) 7,080 2,004
Marriott International, Inc. Class A 14,486 3,451
McDonald's Corp. 45,347 14,165
MGM Resorts International(Æ) 14,866 441
Netflix, Inc. Class B(Æ) 27,053 25,228
News Corp. Class A 23,930 651
News Corp. Class B 7,647 232
Nike, Inc. Class B 74,773 4,747
Norwegian Cruise Line Holdings, Ltd.(Æ) 28,590 542
NVR, Inc.(Æ) 194 1,405
Omnicom Group, Inc. 12,813 1,062
O'Reilly Automotive, Inc.(Æ) 3,635 5,207
Paramount Global Class B 35,348 423
PulteGroup, Inc. 12,818 1,318
Ralph Lauren Corp. Class A 2,642 583
Raytheon Technologies Corp. 84,224 11,156
Ross Stores, Inc. 21,220 2,712
Royal Caribbean Cruises, Ltd. 15,656 3,216
Starbucks Corp. 71,715 7,035
Tapestry, Inc. 13,106 923
Target Corp. 29,151 3,042
Tesla, Inc.(Æ) 177,141 45,908
TJX Cos., Inc. (The) 71,370 8,693
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TKO Group Holdings, Inc. 4,215 644
Tractor Supply Co. 33,784 1,861
Ulta Beauty, Inc.(Æ) 2,933 1,075
Walmart, Inc. 274,653 24,112
Walt Disney Co. (The) 114,599 11,311
Warner Bros Discovery, Inc.(Æ) 141,192 1,515
Williams-Sonoma, Inc. 7,793 1,232
Wynn Resorts, Ltd. 5,671 474
Yum! Brands, Inc. 17,857 2,810
418,593
Consumer Staples - 4.1%
Altria Group, Inc. 107,218 6,435
Archer-Daniels-Midland Co. 31,077 1,492
Brown-Forman Corp. Class B 12,800 434
Bunge, Ltd. 8,451 646
Campbell Soup Co. 13,420 536
Church & Dwight Co., Inc. 15,924 1,753
Clorox Co. (The) 7,800 1,149
Coca-Cola Co. (The) 245,330 17,571
Colgate-Palmolive Co. 51,378 4,814
Conagra Brands, Inc. 31,346 836
Constellation Brands, Inc. Class A 9,880 1,813
Estee Lauder Cos., Inc. (The) Class A 14,817 978
General Mills, Inc. 35,130 2,100
Hershey Co. (The) 9,603 1,642
Hormel Foods Corp. 19,798 613
JM Smucker Co. (The) 6,916 819
Kellanova 17,022 1,404
Kenvue , Inc. 121,321 2,909
Keurig Dr Pepper, Inc. 75,575 2,586
Kimberly-Clark Corp. 20,999 2,986
Kraft Heinz Co. (The) 55,218 1,680
Kroger Co. (The) 42,589 2,883
McCormick & Co., Inc. 15,987 1,316
Molson Coors Beverage Co. Class B 11,472 698
Mondelez International, Inc. Class A 81,905 5,557
Monster Beverage Corp.(Æ) 44,301 2,592
PepsiCo, Inc. 86,800 13,015
Philip Morris International, Inc. 98,387 15,617
Procter & Gamble Co. (The) 148,437 25,298
Sysco Corp. 31,084 2,333
Tyson Foods, Inc. Class A 18,764 1,197
Walgreens Boots Alliance, Inc. 48,809 545
126,247
Energy - 3.5%
Baker Hughes Co. 63,286 2,781
Chevron Corp. 105,740 17,690
Coterra Energy, Inc. 46,624 1,347
Devon Energy Corp. 42,678 1,596
Diamondback Energy, Inc. 11,822 1,890
Eaton Corp. PLC 24,995 6,794
Enphase Energy, Inc.(Æ) 8,375 520
EOG Resources, Inc. 35,616 4,567
EQT Corp. 37,757 2,017
Exxon Mobil Corp. 275,597 32,778
First Solar, Inc.(Æ) 7,028 889
Halliburton Co. 54,959 1,394
Hess Corp. 17,685 2,825

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kinder Morgan, Inc. 122,306 3,489
Marathon Petroleum Corp. 20,006 2,915
Occidental Petroleum Corp. 42,756 2,110
ONEOK, Inc. 39,260 3,895
Phillips 66 26,425 3,263
Schlumberger NV 89,348 3,735
Targa Resources Corp. 13,953 2,797
Texas Pacific Land Corp. 1,193 1,581
Valero Energy Corp. 20,257 2,675
Williams Cos., Inc. (The) 77,187 4,613
108,161
Financial Services - 15.4%
Aflac, Inc. 31,638 3,518
Alexandria Real Estate Equities, Inc.(ö) 10,216 945
Allstate Corp. (The) 16,757 3,470
American Express Co. 35,215 9,475
American International Group, Inc. 37,574 3,267
American Tower Corp.(ö) 29,569 6,434
Ameriprise Financial, Inc. 6,091 2,949
Aon PLC Class A 13,685 5,462
Apollo Global Management, Inc. 28,601 3,917
Arch Capital Group, Ltd. 23,708 2,280
Arthur J Gallagher & Co. 15,984 5,518
Assurant, Inc. 3,368 706
AvalonBay Communities, Inc.(ö) 8,989 1,929
Bank of America Corp. 419,219 17,494
Bank of New York Mellon Corp. (The) 45,436 3,811
Berkshire Hathaway, Inc. Class B(Æ) 116,043 61,801
BlackRock, Inc. 9,213 8,720
Blackstone, Inc. Class A 46,339 6,477
Brown & Brown, Inc. 15,019 1,868
BXP, Inc.(ö) 9,213 619
Camden Property Trust(ö) 6,931 848
Capital One Financial Corp. 24,134 4,327
Cboe Global Markets, Inc. 6,627 1,500
CBRE Group, Inc. Class A(Æ) 18,703 2,446
Charles Schwab Corp. (The) 107,865 8,444
Chubb, Ltd. 23,722 7,164
Cincinnati Financial Corp. 9,894 1,462
Citigroup, Inc. 118,840 8,436
Citizens Financial Group, Inc. 27,887 1,143
CME Group, Inc. Class A 22,798 6,048
Crown Castle, Inc.(ö) 27,501 2,866
Digital Realty Trust, Inc.(ö) 19,951 2,859
Discover Financial Services 15,888 2,712
Equinix , Inc.(ö) 6,169 5,030
Equity Residential(ö) 21,605 1,546
Erie Indemnity Co. Class A 1,661 696
Essex Property Trust, Inc.(ö) 4,069 1,247
Everest Re Group, Ltd. 2,823 1,026
Extra Space Storage, Inc.(ö) 13,414 1,992
Federal Realty Investment Trust(ö) 5,126 501
Fifth Third Bancorp 42,403 1,662
Franklin Resources, Inc. 21,442 413
Globe Life, Inc. 5,605 738
Goldman Sachs Group, Inc. (The) 19,762 10,796
Hartford Financial Services Group, Inc.
(The) 18,344 2,270
Healthpeak Properties, Inc.(ö) 44,300 896
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 45,883 652
Huntington Bancshares, Inc. 92,006 1,381
Intercontinental Exchange, Inc. 36,333 6,267
Invesco, Ltd. 30,658 465
Invitation Homes, Inc.(ö) 36,069 1,257
Iron Mountain, Inc.(ö) 18,570 1,598
JPMorgan Chase & Co. 177,019 43,422
KeyCorp 63,230 1,011
Kimco Realty Corp.(ö) 44,271 940
KKR & Co., Inc. Class A 42,721 4,939
Loews Corp. 11,186 1,028
M&T Bank Corp. 10,516 1,880
Marsh & McLennan Cos., Inc. 31,078 7,584
MasterCard, Inc. Class A 51,559 28,261
MetLife, Inc. 36,652 2,943
Mid-America Apartment Communities, Inc.
(ö) 7,677 1,287
Morgan Stanley 78,531 9,162
Nasdaq, Inc. 26,183 1,986
Northern Trust Corp. 12,402 1,223
PNC Financial Services Group, Inc. (The) 25,067 4,406
Principal Financial Group, Inc. 13,309 1,123
Progressive Corp. (The) 37,069 10,491
Prologis, Inc.(ö) 58,607 6,552
Prudential Financial, Inc. 22,527 2,516
Public Storage(ö) 9,973 2,985
Raymond James Financial, Inc. 11,896 1,652
Realty Income Corp.(ö) 56,010 3,249
Regency Centers Corp.(ö) 10,618 783
Regions Financial Corp. 59,109 1,284
SBA Communications Corp.(ö) 6,803 1,497
Simon Property Group, Inc.(ö) 19,407 3,223
State Street Corp. 18,263 1,635
Synchrony Financial 25,306 1,340
T Rowe Price Group, Inc. 14,440 1,327
Travelers Cos., Inc. (The) 14,366 3,799
Truist Financial Corp. 84,003 3,457
UDR, Inc.(ö) 19,720 891
US Bancorp 98,763 4,170
Ventas, Inc.(ö) 27,674 1,903
VICI Properties, Inc.(ö) 67,451 2,200
Visa, Inc. Class A 109,139 38,248
W.R. Berkley Corp. 19,009 1,353
Wells Fargo & Co. 208,218 14,948
Welltower , Inc.(ö) 38,559 5,908
Weyerhaeuser Co.(ö) 45,936 1,345
Willis Towers Watson PLC 6,374 2,154
471,453
Health Care - 10.9%
Abbott Laboratories 109,755 14,559
AbbVie, Inc. 111,766 23,417
Agilent Technologies, Inc. 18,385 2,151
Align Technology, Inc.(Æ) 4,608 732
Amgen, Inc. 34,004 10,594
Baxter International, Inc. 32,309 1,106
Becton Dickinson & Co. 18,179 4,164
Biogen, Inc.(Æ) 9,562 1,308
Bio- Techne Corp. 10,723 629
Boston Scientific Corp.(Æ) 93,261 9,408

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bristol-Myers Squibb Co. 128,361 7,829
Cardinal Health, Inc. 15,314 2,110
Cencora , Inc. Class A 10,927 3,039
Centene Corp.(Æ) 31,947 1,940
Charles River Laboratories International,
Inc.(Æ) 3,238 487
Cigna Group (The) 17,334 5,703
Cooper Cos, Inc. (The)(Æ) 13,073 1,103
CVS Health Corp. 79,819 5,408
Danaher Corp. 40,675 8,338
DaVita, Inc.(Æ) 2,962 453
DexCom , Inc.(Æ) 24,699 1,687
Edwards Lifesciences Corp.(Æ) 37,738 2,735
Elevance Health, Inc. 14,676 6,383
Eli Lilly & Co. 49,884 41,201
GE HealthCare Technologies, Inc. 28,905 2,333
Gilead Sciences, Inc. 78,863 8,837
HCA Healthcare, Inc. 11,321 3,912
Henry Schein, Inc.(Æ) 8,193 561
Hologic , Inc.(Æ) 14,206 878
Humana, Inc. 7,623 2,017
IDEXX Laboratories, Inc.(Æ) 5,180 2,175
Incyte Corp.(Æ) 10,386 629
Insulet Corp.(Æ) 4,601 1,208
Intuitive Surgical, Inc.(Æ) 22,535 11,161
IQVIA Holdings, Inc.(Æ) 10,592 1,867
Johnson & Johnson 152,424 25,278
Labcorp Holdings, Inc. 5,280 1,229
McKesson Corp. 7,935 5,340
Medtronic PLC 81,152 7,292
Merck & Co., Inc. 160,071 14,368
Moderna , Inc.(Æ) 22,236 630
Molina Healthcare, Inc.(Æ) 3,620 1,192
Pfizer, Inc. 358,596 9,087
Quest Diagnostics, Inc. 7,028 1,189
Regeneron Pharmaceuticals, Inc. 6,722 4,263
ResMed , Inc. 9,289 2,079
Revvity , Inc. 7,999 846
Solventum Corp.(Æ) 8,750 665
STERIS PLC 6,221 1,410
Stryker Corp. 21,711 8,082
Thermo Fisher Scientific, Inc. 24,204 12,044
UnitedHealth Group, Inc. 58,263 30,515
Universal Health Services, Inc. Class B 3,920 737
Vertex Pharmaceuticals, Inc.(Æ) 16,294 7,900
Viatris , Inc. 78,382 683
Waters Corp.(Æ) 3,760 1,386
West Pharmaceutical Services, Inc. 4,708 1,054
Zimmer Biomet Holdings, Inc. 12,939 1,464
Zoetis, Inc. Class A 28,350 4,668
335,463
Materials and Processing - 3.0%
Air Products & Chemicals, Inc. 14,225 4,195
Albemarle Corp. 8,004 576
Amcor PLC 94,874 920
Ball Corp. 18,894 984
Builders FirstSource , Inc.(Æ) 7,286 910
Carrier Global Corp. 51,126 3,241
CF Industries Holdings, Inc. 11,018 861
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart , Inc.(Æ) 55,453 3,138
Dow, Inc. 45,533 1,590
DuPont de Nemours, Inc. 26,444 1,975
Eastman Chemical Co. 7,621 671
Ecolab, Inc. 16,125 4,088
Fastenal Co. 36,247 2,811
Freeport-McMoRan, Inc. 90,915 3,442
General Electric Co. 67,950 13,601
International Flavors & Fragrances, Inc. 16,187 1,256
International Paper Co. 33,748 1,800
Johnson Controls International PLC 42,271 3,386
Lennox International, Inc. 2,029 1,138
Linde PLC 30,124 14,028
LKQ Corp. 17,086 727
LyondellBasell Industries NV Class A 16,410 1,155
Martin Marietta Materials, Inc. 3,868 1,849
Masco Corp. 13,421 933
Mohawk Industries, Inc.(Æ) 3,569 408
Mosaic Co. (The) 21,708 586
Newmont Corp. 72,843 3,517
Nucor Corp. 14,866 1,789
Packaging Corp. of America 5,857 1,160
Pool Corp. 2,496 795
PPG Industries, Inc. 14,681 1,605
Sherwin-Williams Co. (The) 14,670 5,124
Smurfit WestRock PLC 31,302 1,410
Steel Dynamics, Inc. 8,951 1,120
Trane Technologies PLC 14,200 4,784
Vulcan Materials Co. 8,353 1,949
93,522
Producer Durables - 7.3%
3M Co. 34,371 5,048
AMETEK, Inc. 14,643 2,521
Amphenol Corp. Class A 77,141 5,060
AO Smith Corp. 7,478 489
Aptiv PLC(Æ) 14,527 864
Automatic Data Processing, Inc. 25,774 7,875
Avery Dennison Corp. 5,087 905
Boeing Co. (The)(Æ) 47,315 8,070
Caterpillar, Inc. 30,258 9,979
CH Robinson Worldwide, Inc. 7,512 769
Cintas Corp. 21,912 4,504
Corpay , Inc.(Æ) 4,414 1,539
CoStar Group, Inc.(Æ) 26,939 2,134
CSX Corp. 123,350 3,630
Cummins, Inc. 8,681 2,721
Deere & Co. 16,101 7,557
Delta Air Lines, Inc. 41,022 1,789
Dover Corp. 8,920 1,567
Emerson Electric Co. 35,702 3,914
Equifax, Inc. 7,844 1,910
Expeditors International of Washington, Inc. 9,193 1,105
FedEx Corp. 14,224 3,468
Fortive Corp. 21,602 1,581
GE Vernova , Inc. 17,444 5,325
Generac Holdings, Inc.(Æ) 3,912 495
General Dynamics Corp. 16,058 4,377
Global Payments, Inc. 15,682 1,536
Honeywell International, Inc. 41,133 8,710

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Howmet Aerospace, Inc. 25,708 3,335
Huntington Ingalls Industries, Inc. 2,672 545
IDEX Corp. 4,974 900
Illinois Tool Works, Inc. 16,909 4,194
Ingersoll Rand, Inc. 25,502 2,041
Jacobs Solutions, Inc. 7,759 938
JB Hunt Transport Services, Inc. 5,317 787
Keysight Technologies, Inc.(Æ) 10,982 1,645
L3Harris Technologies, Inc. 11,997 2,511
Lamb Weston Holdings, Inc. 9,788 522
Lockheed Martin Corp. 13,350 5,964
MarketAxess Holdings, Inc. 2,568 556
Mettler -Toledo International, Inc.(Æ) 1,325 1,565
Moody's Corp. 9,801 4,564
Nordson Corp. 3,529 712
Norfolk Southern Corp. 14,317 3,391
Northrop Grumman Corp. 8,615 4,411
Old Dominion Freight Line, Inc. 11,885 1,966
Otis Worldwide Corp. 25,104 2,591
PACCAR, Inc. 33,176 3,230
Parker-Hannifin Corp. 8,152 4,955
Paychex, Inc. 20,262 3,126
PayPal Holdings, Inc.(Æ) 62,628 4,086
Pentair PLC 10,852 949
Quanta Services, Inc. 9,341 2,374
Republic Services, Inc. Class A 12,881 3,119
Rockwell Automation, Inc. 7,144 1,846
Rollins, Inc. 18,449 997
S&P Global, Inc. 19,943 10,132
Snap-on, Inc. 3,449 1,162
Southwest Airlines Co. 37,521 1,260
Stanley Black & Decker, Inc. 10,125 778
Teledyne Technologies, Inc.(Æ) 3,029 1,508
Textron, Inc. 11,559 835
TransDigm Group, Inc. 3,551 4,912
Trimble, Inc.(Æ) 16,032 1,053
Union Pacific Corp. 38,363 9,063
United Airlines, Inc.(Æ) 20,819 1,438
United Parcel Service, Inc. Class B 46,303 5,093
United Rentals, Inc. 4,199 2,632
Veralto Corp. 16,078 1,567
Verisk Analytics, Inc. Class A 9,032 2,688
W.W. Grainger, Inc. 2,836 2,801
Waste Management, Inc. 23,124 5,353
Westinghouse Air Brake Technologies Corp. 10,877 1,973
Xylem, Inc. 15,377 1,837
Zebra Technologies Corp. Class A(Æ) 3,384 956
224,303
Technology - 36.5%
Accenture PLC Class A 39,540 12,338
Adobe, Inc.(Æ) 27,544 10,564
Advanced Micro Devices, Inc.(Æ) 102,709 10,552
Airbnb, Inc. Class A(Æ) 27,374 3,270
Akamai Technologies, Inc.(Æ) 10,023 807
Allegion PLC 5,650 737
Alphabet, Inc. Class A 369,305 57,109
Alphabet, Inc. Class C 299,322 46,763
Analog Devices, Inc. 31,416 6,336
Ansys , Inc.(Æ) 5,530 1,751
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apple, Inc. 952,977 211,686
Applied Materials, Inc. 51,442 7,465
Arista Networks, Inc.(Æ) 65,417 5,069
Autodesk, Inc.(Æ) 13,752 3,600
Booking Holdings, Inc. 2,093 9,642
Broadcom, Inc. 296,824 49,697
Broadridge Financial Solutions, Inc. 7,598 1,842
Cadence Design Systems, Inc.(Æ) 17,355 4,414
CDW Corp. 8,663 1,388
Cisco Systems, Inc. 252,207 15,564
Cognizant Technology Solutions Corp.
Class A 31,722 2,427
Corning, Inc. 49,311 2,257
Corteva , Inc. 43,976 2,767
Crowdstrike Holdings, Inc. Class A(Æ) 15,577 5,492
Dayforce , Inc.(Æ) 10,259 598
Dell Technologies, Inc. Class C 19,437 1,772
DoorDash , Inc. Class A(Æ) 21,487 3,927
Electronic Arts, Inc. 15,101 2,182
EPAM Systems, Inc.(Æ) 3,787 639
F5, Inc.(Æ) 3,807 1,014
Fair Isaac Corp.(Æ) 1,558 2,873
Fidelity National Information Services, Inc. 34,066 2,544
Fiserv, Inc.(Æ) 36,001 7,950
Fortinet, Inc.(Æ) 40,697 3,917
Gartner, Inc.(Æ) 4,936 2,072
Gen Digital, Inc. 34,323 911
GoDaddy , Inc. Class A(Æ) 9,125 1,644
Hewlett Packard Enterprise Co. 84,449 1,303
HP, Inc. 59,372 1,644
Intel Corp. 272,918 6,198
International Business Machines Corp. 58,510 14,549
Intuit, Inc. 17,729 10,885
Jabil Circuit, Inc. 6,935 944
Jack Henry & Associates, Inc. 4,794 875
Juniper Networks, Inc. 20,961 759
KLA Corp. 8,463 5,753
Lam Research Corp. 81,419 5,919
Leidos Holdings, Inc. 8,444 1,139
Match Group, Inc. 16,763 523
Meta Platforms, Inc. Class A 138,874 80,041
Microchip Technology, Inc. 33,962 1,644
Micron Technology, Inc. 70,173 6,097
Microsoft Corp. 471,618 177,042
Monolithic Power Systems, Inc. 3,079 1,786
Motorola Solutions, Inc. 10,581 4,632
MSCI, Inc. Class A 4,917 2,781
NetApp, Inc. 13,314 1,170
NVIDIA Corp. 1,553,874 168,410
NXP Semiconductors NV 16,254 3,089
ON Semiconductor Corp.(Æ) 27,686 1,127
Oracle Corp. 102,702 14,359
Palantir Technologies, Inc. Class A(Æ) 129,663 10,944
Palo Alto Networks, Inc.(Æ) 41,900 7,150
Paycom Software, Inc. 2,982 652
PTC, Inc.(Æ) 7,889 1,222
QUALCOMM, Inc. 70,007 10,754
Roper Technologies, Inc. 6,779 3,997
Salesforce, Inc. 60,520 16,241
Seagate Technology Holdings PLC 13,396 1,138

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServiceNow , Inc.(Æ) 13,036 10,378
Skyworks Solutions, Inc. 10,657 689
Super Micro Computer, Inc.(Æ) 32,191 1,102
Synopsys, Inc.(Æ) 9,820 4,211
Take-Two Interactive Software, Inc.(Æ) 10,326 2,140
TE Connectivity PLC 19,142 2,705
Teradyne, Inc. 10,309 852
Texas Instruments, Inc. 57,702 10,369
Tyler Technologies, Inc.(Æ) 2,710 1,576
Uber Technologies, Inc.(Æ) 132,254 9,636
VeriSign, Inc.(Æ) 5,228 1,327
Western Digital Corp.(Æ) 22,244 899
Workday, Inc. Class A(Æ) 13,472 3,146
1,119,377
Utilities - 3.9%
AES Corp. (The) 48,403 601
Alliant Energy Corp. 16,243 1,045
Ameren Corp. 16,891 1,696
American Electric Power Co., Inc. 33,691 3,681
American Water Works Co., Inc. 12,339 1,820
APA Corp. 24,307 511
AT&T, Inc. 454,038 12,841
Atmos Energy Corp. 10,195 1,576
CenterPoint Energy, Inc. 41,260 1,495
CMS Energy Corp. 18,917 1,421
ConocoPhillips 80,766 8,482
Consolidated Edison, Inc. 21,921 2,424
Constellation Energy Corp. 19,999 4,032
Dominion Energy, Inc. 53,155 2,980
DTE Energy Co. 13,125 1,815
Duke Energy Corp. 48,882 5,962
Edison International 25,154 1,482
Entergy Corp. 27,135 2,320
Evergy , Inc. 15,104 1,041
Eversource Energy 23,186 1,440
Exelon Corp. 64,287 2,962
Expand Energy Corp. 13,313 1,482
FirstEnergy Corp. 32,473 1,313
NextEra Energy, Inc. 130,126 9,225
NiSource, Inc. 29,752 1,193
NRG Energy, Inc. 12,821 1,224
PG&E Corp. 138,339 2,377
Pinnacle West Capital Corp. 7,199 686
PPL Corp. 46,698 1,686
Public Service Enterprise Group, Inc. 31,529 2,595
Sempra Energy 40,081 2,860
Southern Co. (The) 69,333 6,375
T-Mobile US, Inc. 30,338 8,091
Verizon Communications, Inc. 266,377 12,083
Vistra Corp. 21,770 2,557
WEC Energy Group, Inc. 20,019 2,182
Xcel Energy, Inc. 36,332 2,572
120,128
Total Common Stocks
(cost $2,912,476) 3,017,247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 1.6%
State Street Institutional Liquid Reserves
Government Fund 47,949,287 47,949
Total Short-Term Investments
(cost $47,949) 47,949
Total Investments - 99.8%
(identified cost $2,960,425) 3,065,196
Other Assets and Liabilities,
Net - 0.2%
5,995
Net Assets - 100.0%
3,071,191

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Venerable Large Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 161 USD 45,509 06/25 (493)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (493)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total
Common Stocks
Consumer Discretionary $ 418 , 593 $ — $ —
$ —
$ 418 , 593
Consumer Staples 126 , 247 — —
—
126,247
Energy 108,161 — —
—
108,161
Financial Services 471,453 — —
—
471,453
Health Care 335 , 463 — —
—
335,463
Materials and Processing 93,522 — —
—
93,522
Producer Durables 224 , 303 — —
—
22 4 , 303
Technology 1,119 ,3 77 — —
—
1,11 9 ,3 77
Utilities 120,128 — —
—
120,128
Short-Term Investments 47,949 — — — 47,949
Total Investments
3,065,196 — — — 3,065,196
Other Financial Instruments
Liabilities
Futures Contracts (493) — — — (493)
Total Other Financial Instruments
*
$ (493) $ — $ — $ — $ (493)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
China ..................................................................................................
3,089 0 .1
Ireland ................................................................................................
12,338 0 .4
Jersey ..................................................................................................
865 — *
Switzerland ........................................................................................
2,705 0 .1
United States ......................................................................................
3,046,199 99 .2
Total Investments ............................................................................... 3,065,196
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Moderate Allocation Fund 15
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Domestic Equities - 59.4%
Venerable US Large Cap Strategic Equity Fund Class I 127,781,754 1,305,929
Fixed Income - 40.7%
Venerable High Yield Fund Class I 45,194,119 445,162
Venerable Strategic Bond Fund Class I 46,325,711 449,823
894,985
Total Investments in Affiliated Funds
(cost $2,193,844) 2,200,914
Total Investments - 100.1%
(identified cost $2,193,844) 2,200,914
Other Assets and Liabilities, Net - (0.1)%
(2,046)
Net Assets - 100.0%
2,198,868
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total
Investments in Affiliated Funds $ 2,200,914 $ — $ — $ — $ 2,200,914
Total Investments $ 2,200,914 $ — $ — $ — $ 2,200,914
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended March 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End of
Period
Income
Distributions
Capital Gains
Distributions
Venerable US Large Cap Strategic
Equity Fund $ 1,415,950 $ 19,701 $ 60,727 $ 5,365 $ (74,360) $ 1,305,929 $ 16,358 $ 3,343
Venerable High Yield Fund 476,874 7,031 35,572 (289) (2,882) 445,162 7,031 —
Venerable Strategic Bond Fund 477,241 4,848 39,563 (1,446) 8,743 449,823 4,848 —
$ 2,370,065 $ 31,580 $ 135,862 $ 3,630 $ (68,499) $ 2,200,914 $ 28,237 $ 3,343

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 110.8%
Asset-Backed Securities - 3.5%
Aaset Trust
Series 2019-2 Class A
3.376% due 10/16/39 (Þ) 3,573 3,430
Applebee's Funding LLC / IHOP
Funding LLC
Series 2023-1A Class A2
7.824% due 03/05/53 (Þ) 4,260 4,373
Business Jet Securities LLC
Series 2024-1A Class B
6.924% due 05/15/39 (Þ) 2,915 2,988
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,730 1,734
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,785
Hardee's Funding LLC
Series 2024-1A Class A2
7.253% due 03/20/54 (Þ) 3,465 3,572
ITE Rail Fund Levered, LP
Series 2021-1A Class A
2.250% due 02/28/51 (Þ) 2,243 2,087
J.G. Wentworth LV LLC
Series 2023-D Class A
6.530% due 12/31/77 (Þ) 4,872 5,199
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,582 4,228
Oak Street Investment Grade Net Lease
Fund
Series 2020-1A Class A1
1.850% due 11/20/50 (Þ) 4,587 4,448
Renew Financial
Series 2024-2A Class A
5.326% due 11/20/60 (Þ) 5,472 5,265
SMB Private Education Loan Trust
Series 2023-B Class B
5.770% due 10/16/56 (Þ) 1,100 1,117
Series 2024-A Class B
5.880% due 03/15/56 (Þ) 500 509
Sunrun Vulcan Issuer LLC
Series 2021-1A Class A
2.460% due 01/30/52 (Þ) 2,284 2,014
Taco Bell Funding LLC
Series 2021-1A Class A23
2.542% due 08/25/51 (Þ) 4,176 3,542
USQ Rail III LLC
Series 2024-1A Class A
4.990% due 09/28/54 (Þ) 4,966 4,870
VB-S1 Issuer LLC - VBTEL
Series 2024-1A Class C2
5.590% due 05/15/54 (Þ) 5,000 5,031
Woodmont Trust
Series 2024-12A Class A1R
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.025% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 4,159 4,167
60,359
Corporate Bonds and Notes - 24.7%
Consumer Discretionary - 3.9%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 5,685 5,168
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,303
Brunswick Corp.
5.100% due 04/01/52 1,100 836
Carnival Corp.
4.000% due 08/01/28 (Þ) 3,470 3,317
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
5.050% due 03/30/29 3,300 3,281
2.800% due 04/01/31 900 777
4.400% due 04/01/33 1,350 1,219
6.550% due 06/01/34 1,250 1,286
5.750% due 04/01/48 370 319
4.800% due 03/01/50 1,420 1,070
3.900% due 06/01/52 1,230 795
5.500% due 04/01/63 1,050 841
Series WI
4.200% due 03/15/28 900 883
6.484% due 10/23/45 500 474
Comcast Corp.
3.400% due 04/01/30 970 918
3.750% due 04/01/40 2,150 1,763
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,000 2,986
Dick's Sporting Goods, Inc.
4.100% due 01/15/52 3,050 2,188
DR Horton, Inc.
5.000% due 10/15/34 2,350 2,289
5.500% due 10/15/35 4,475 4,499
Ford Motor Co.
6.100% due 08/19/32 1,380 1,351
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,751
7.350% due 03/06/30 4,320 4,523
General Motors Co.
5.600% due 10/15/32 500 496
General Motors Financial Co., Inc.
2.350% due 01/08/31 1,000 846
Home Depot, Inc. (The)
2.700% due 04/15/30 970 890
Hyundai Capital America
5.300% due 01/08/30 (Þ) 3,500 3,523
5.400% due 06/24/31 (Þ) 1,800 1,811
Las Vegas Sands Corp.
6.000% due 08/15/29 890 909
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 392 393
Paramount Global
4.950% due 01/15/31 2,010 1,930

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.700% due 06/01/28 2,400 2,313
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,132
5.500% due 03/11/35 1,376 1,360
Target Corp.
5.000% due 04/15/35 1,085 1,082
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,845
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 690 673
4.054% due 03/15/29 920 867
4.279% due 03/15/32 2,090 1,842
67,749
Consumer Staples - 1.0%
Altria Group, Inc.
4.800% due 02/14/29 410 411
5.800% due 02/14/39 1,000 1,002
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 1,000 955
3.625% due 03/24/32 2,000 1,839
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
5.950% due 04/20/35 (Þ) 3,340 3,434
Series WI
3.000% due 02/02/29 2,500 2,339
Kroger Co. (The)
5.000% due 09/15/34 1,000 978
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 498
5.000% due 03/01/32 (Þ) 810 814
5.200% due 03/01/35 (Þ) 1,085 1,090
2.375% due 07/16/40 (Þ) 660 458
5.700% due 05/01/55 (Þ) 785 784
5.800% due 05/01/65 (Þ) 490 491
Series 144A
5.650% due 05/01/45 (Þ) 1,040 1,042
Philip Morris International, Inc.
4.875% due 02/13/29 810 819
5.125% due 02/13/31 180 183
5.250% due 02/13/34 1,090 1,100
4.500% due 03/20/42 180 158
18,395
Energy - 3.9%
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 2,000 1,771
Cheniere Energy Partners, LP
Series WI
4.000% due 03/01/31 490 459
3.250% due 01/31/32 1,850 1,627
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 1,560 1,611
6.544% due 11/15/53 (Þ) 310 325
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,919
4.900% due 06/01/44 1,000 810
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.375% due 01/15/28 1,800 1,764
Coterra Energy, Inc.
5.600% due 03/15/34 2,000 2,011
Series WI
3.900% due 05/15/27 3,400 3,346
Devon Energy Corp.
5.200% due 09/15/34 2,000 1,928
5.750% due 09/15/54 3,840 3,515
Energy Transfer, LP
2.900% due 05/15/25 3,800 3,791
5.250% due 04/15/29 900 911
3.750% due 05/15/30 2,000 1,891
5.550% due 05/15/34 3,600 3,598
6.250% due 04/15/49 1,700 1,686
EQT Corp.
7.000% due 02/01/30 1,000 1,079
Kinder Morgan, Inc.
4.300% due 03/01/28 2,000 1,985
MPLX, LP
4.000% due 03/15/28 1,870 1,836
2.650% due 08/15/30 2,080 1,853
4.700% due 04/15/48 1,050 859
Occidental Petroleum Corp.
5.200% due 08/01/29 2,200 2,198
7.875% due 09/15/31 690 775
6.600% due 03/15/46 3,360 3,389
ONEOK, Inc.
5.550% due 11/01/26 900 912
5.800% due 11/01/30 870 905
6.050% due 09/01/33 710 738
6.625% due 09/01/53 340 356
Targa Resources Corp.
6.500% due 03/30/34 3,330 3,557
4.950% due 04/15/52 360 303
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,824
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 3,200 3,258
Western Midstream Operating, LP
4.050% due 02/01/30 1,500 1,432
5.250% due 02/01/50 630 537
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 934
2.600% due 03/15/31 2,100 1,845
5.150% due 03/15/34 2,700 2,663
5.100% due 09/15/45 1,000 903
67,104
Financial Services - 8.2%
Air Lease Corp.
5.300% due 02/01/28 2,740 2,787
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 907
Aon NA, Inc.
5.450% due 03/01/34 3,600 3,664

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 905
Aviation Capital Group LLC
5.125% due 04/10/30 (Þ) 2,170 2,157
Bank of America Corp.
1.319% due 06/19/26 (SOFR +
1.150%)(Ê) 8,700 8,638
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,361
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,307
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,529
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,470
Capital One Financial Corp.
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,281
Citigroup, Inc.
4.400% due 06/10/25 920 919
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 450 450
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,478
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,581
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,551
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,622
6.125% due 08/25/36 700 719
8.125% due 07/15/39 240 298
Crown Castle, Inc.
4.900% due 09/01/29 2,300 2,289
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,109
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,493
6.750% due 10/01/37 610 659
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,052
5.150% due 05/22/45 400 363
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,525
Jefferies Financial Group, Inc.
5.030% due 03/16/26 2,095 2,097
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 3,971
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,422
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,017
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,887
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 03/15/30 270 271
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 1,700 1,697
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 4,000 3,899
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,271
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 888
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,621
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,317
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 1,000 1,002
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,542
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,291
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,836
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 898
VICI Properties, LP
3.750% due 02/15/27 (Þ) 2,350 2,300
5.125% due 11/15/31 2,000 1,975
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 1,920 1,916
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,910 1,870
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 3,390 3,124
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,712
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 10,750 10,890
4.750% due 12/07/46 1,240 1,045
142,873
Health Care - 2.1%
AbbVie, Inc.
Series WI
3.200% due 11/21/29 5,340 5,044
Amgen, Inc.
5.250% due 03/02/33 1,800 1,826
5.650% due 03/02/53 1,800 1,765
Bristol-Myers Squibb Co.
5.550% due 02/22/54 1,240 1,222
Cigna Group (The)
2.375% due 03/15/31 1,310 1,143
Series WI
4.800% due 08/15/38 1,930 1,802
4.900% due 12/15/48 1,000 872

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CVS Health Corp.
4.300% due 03/25/28 1,550 1,531
3.750% due 04/01/30 2,130 2,009
2.125% due 09/15/31 970 809
4.780% due 03/25/38 2,560 2,302
5.125% due 07/20/45 1,630 1,422
5.050% due 03/25/48 3,050 2,602
HCA, Inc.
3.500% due 09/01/30 2,000 1,856
Humana, Inc.
3.125% due 08/15/29 4,000 3,721
2.150% due 02/03/32 500 410
Royalty Pharma PLC
5.150% due 09/02/29 2,250 2,266
Solventum Corp.
Series WI
5.400% due 03/01/29 1,050 1,071
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 689
3.250% due 05/15/51 2,510 1,677
36,039
Materials and Processing - 0.2%
Celanese US Holdings LLC
6.580% due 07/15/29 2,200 2,273
DuPont de Nemours, Inc.
5.419% due 11/15/48 1,000 1,006
3,279
Producer Durables - 0.4%
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,145
Howmet Aerospace, Inc.
5.950% due 02/01/37 2,150 2,251
L3Harris Technologies, Inc.
4.854% due 04/27/35 560 540
RTX Corp.
4.125% due 11/16/28 400 395
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,822
6,153
Technology - 1.2%
Broadcom, Inc.
3.137% due 11/15/35 (Þ) 3,300 2,736
Series WI
4.150% due 11/15/30 950 920
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,865
5.500% due 01/25/31 (Þ) 630 640
5.900% due 01/25/33 (Þ) 955 973
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,450 2,307
Intel Corp.
5.200% due 02/10/33 630 622
Micron Technology, Inc.
5.300% due 01/15/31 830 839
5.875% due 02/09/33 1,770 1,832
MSCI, Inc.
3.625% due 09/01/30 (Þ) 2,450 2,265
Oracle Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 03/25/31 2,500 2,239
6.900% due 11/09/52 750 826
5.375% due 09/27/54 550 500
Synopsys, Inc.
5.150% due 04/01/35 2,000 2,010
5.700% due 04/01/55 150 149
20,723
Utilities - 3.8%
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,846
AT&T, Inc.
5.550% due 08/15/41 910 892
Series WI
2.550% due 12/01/33 2,230 1,829
3.500% due 09/15/53 2,540 1,732
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,787
Constellation Energy Generation LLC
6.125% due 01/15/34 2,150 2,266
Duke Energy Corp.
3.150% due 08/15/27 1,000 970
Duke Energy Indiana LLC
5.400% due 04/01/53 900 855
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 913
FirstEnergy Transmission LLC
Series B
3.900% due 07/15/27 5,000 4,918
Series C
4.850% due 07/15/47 820 700
Series WI
4.550% due 01/15/30 930 918
5.000% due 01/15/35 2,000 1,960
NextEra Energy Capital Holdings, Inc.
5.300% due 03/15/32 4,445 4,515
5.900% due 03/15/55 1,330 1,328
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,297
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,875
2.500% due 02/01/31 1,000 860
5.800% due 05/15/34 2,600 2,626
3.300% due 08/01/40 1,500 1,100
3.500% due 08/01/50 1,300 863
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/38 4,900 4,932
Southern California Edison Co.
Series C
4.125% due 03/01/48 360 271
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,238
T-Mobile USA, Inc.
5.150% due 04/15/34 1,440 1,442
Series WI
3.875% due 04/15/30 4,330 4,150
2.250% due 11/15/31 2,750 2,336

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/15/40 1,210 1,065
3.300% due 02/15/51 250 167
Verizon Communications, Inc.
3.875% due 02/08/29 350 342
3.150% due 03/22/30 810 755
1.750% due 01/20/31 3,340 2,822
4.500% due 08/10/33 1,230 1,180
4.780% due 02/15/35 (Þ) 2,790 2,708
3.850% due 11/01/42 3,290 2,633
4.000% due 03/22/50 790 608
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,321
67,020
429,335
International Debt - 9.6%
522 Funding CLO, Ltd.
Series 2024-6A Class A1R2
5.758% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,473
AB BSL CLO 4, Ltd.
Series 2023-4A Class A
6.293% due 04/20/36 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 3,870 3,871
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,725
3.000% due 10/29/28 2,100 1,972
3.300% due 01/30/32 1,680 1,487
AGL CLO 33, Ltd.
Series 2024-33A Class A1
6.559% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,633
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,187
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 796 796
Apidos CLO XXVI
Series 2024-12A Class ARR
5.736% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 1,462 1,460
Ares Loan Funding IV, Ltd.
Series 2023-ALF4A Class A1
6.052% due 10/15/36 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 5,370 5,390
ARES XLVII CLO, Ltd.
Series 2018-47A Class A1
5.838% due 04/15/30 (CME Term
SOFR 3 Month + 1.182%)(Ê)(Þ) 975 975
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,282
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,771
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 770 743
Bank of Nova Scotia (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,808
Barclays PLC
5.367% due 02/25/31 (SOFR +
1.230%)(Ê) 2,065 2,088
Basswood Park CLO, Ltd.
Series 2021-1A Class A
5.879% due 04/20/34 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 1,950 1,950
Birch Grove CLO 7, Ltd.
Series 2023-7A Class A1
6.093% due 10/20/36 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 4,815 4,824
Birch Grove CLO 8 , Ltd.
Series 2024-8A Class A1
6.247% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,011
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
6.279% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,012
BNP Paribas SA
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 3,650 3,686
3.052% due 01/13/31 (SOFR +
1.507%)(Ê)(Þ) 960 877
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 1,930 1,871
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 2,900 3,032
Series 144A
5.198% due 01/10/30 (CME Term
SOFR 3 Month + 2.829%)(Ê)(Þ) 1,640 1,655
CaixaBank SA
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,307
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class A1A
5.929% due 07/27/31 (CME Term
SOFR 3 Month + 1.312%)(Ê)(Þ) 1,432 1,432
CarVal CLO VII-C, Ltd.
Series 2024-1A Class A1R
6.057% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,920
Cayuga Park CLO, Ltd.
Series 2021-1A Class AR
6.029% due 07/17/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 2,030 2,031
CIFC Funding, Ltd.
Series 2021-2A Class BR
6.379% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 910 910
Series 2021-4A Class A1A2

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.949% due 04/20/34 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1,000 1,000
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 850 833
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,000 916
Series BKNT
3.750% due 07/21/26 400 395
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 1,540 1,531
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 780 752
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,000 1,986
Dryden Senior Loan Fund
Series 2021-75A Class AR2
5.958% due 04/15/34 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 5,250 5,250
Series 2021-87A Class A1
5.883% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 5,000 5,001
Electricite de France SA
5.750% due 01/13/35 (Þ) 4,415 4,478
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
5.813% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 5,180 5,188
Empower CLO, Ltd.
Series 2023-2A Class A1
6.502% due 07/15/36 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 210 211
Series 2024-1A Class A1
6.226% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,751
Galaxy XXI CLO, Ltd.
Series 2018-21A Class AR
5.899% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 546 546
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,763
2.625% due 09/23/31 (Þ) 1,500 1,293
GoldenTree Loan Management US
CLO 4, Ltd.
Series 2024-4A Class ARR
5.785% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 608 608
HPS Loan Management, Ltd.
Series 2022-19 Class A1R
5.610% due 01/22/35 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 2,590 2,589
HSBC Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 2,130 1,861
Kings Park CLO, Ltd.
Series 2021-1A Class A
5.685% due 01/21/35 (CME Term
SOFR 3 Month + 1.392%)(Ê)(Þ) 735 735
Lloyds Banking Group PLC
4.650% due 03/24/26 400 399
4.375% due 03/22/28 550 545
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,276
6.500% due 03/26/31 (Þ) 945 984
Magnetite XVII, Ltd.
Series 2024-17A Class AR2
5.793% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 872
MF1 LLC
Series 2024-FL16 Class A
6.152% due 11/18/29 (CME Term
SOFR 1 Month + 1.541%)(Ê)(Þ) 4,220 4,221
Oaktree CLO, Ltd.
Series 2024-25A Class A
5.843% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,803
Ocean Trails CLO X, Ltd.
Series 2024-10A Class AR2
5.956% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,246
Octagon Investment Partners 35, Ltd.
Series 2018-1A Class A1A
5.939% due 01/20/31 (CME Term
SOFR 3 Month + 1.322%)(Ê)(Þ) 1,649 1,649
OHA Credit Funding 18, Ltd.
Series 2024-18A Class A1
6.117% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,052
OHA Loan Funding, Ltd.
Series 2018-2A Class AR
5.823% due 05/23/31 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 755 755
Rad CLO 22, Ltd.
Series 2023-22A Class A1
6.123% due 01/20/37 (CME Term
SOFR 3 Month + 1.830%)(Ê)(Þ) 3,000 3,009
Rogers Communications, Inc.
5.300% due 02/15/34 1,000 982
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 318
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 4,660 4,658
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,701
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 2,620 2,526
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,715

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 5,130 6,266
Whitebox CLO I, Ltd.
Series 2024-1A Class A1RR
5.617% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 4,000 3,996
Whitebox CLO III, Ltd.
Series 2024-3A Class A1R
5.926% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,700
165,539
Mortgage-Backed Securities - 40.8%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 12/05/38 (~)(Ê)(Þ) 5,000 5,432
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,736 3,555
Series 2022-3 Class A3
4.137% due 01/25/67 (~)(Ê)(Þ) 1,170 1,063
ARES Commercial Mortgage Trust
Series 2024-IND2 Class A
6.052% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 4,985
Barclays Commercial Mortgage Trust
Series 2019-C5 Class C
3.710% due 11/15/52 2,172 1,898
Series 2023-C19 Class XA
Interest Only STRIPS
0.777% due 04/15/56 (~)(Ê) 40,856 1,509
Series 2024-5C31 Class XA
Interest Only STRIPS
1.061% due 12/15/57 (~)(Ê) 22,757 997
Series 2025-5C33 Class XA
Interest Only STRIPS
1.039% due 03/15/58 (~)(Ê) 25,057 875
Benchmark Mortgage Trust
Series 2024-V12 Class XA
Interest Only STRIPS
0.847% due 12/15/57 (~)(Ê) 26,577 943
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.021% due 12/15/57 (~)(Ê) 27,862 1,172
BRAVO Residential Funding Trust
Series 2022-NQM2 Class A1
4.272% due 11/25/61 (~)(Ê)(Þ) 4,477 4,440
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 6,475 6,522
Series 2023-NQM6 Class A1
6.602% due 09/25/63 (~)(Ê)(Þ) 1,894 1,912
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 3,387 3,417
BX Commercial Mortgage Trust
Series 2021-PAC Class A
5.413% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,957
Series 2021-VOLT Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.424% due 09/15/36 (CME Term
SOFR 1 Month + 0.814%)(Ê)(Þ) 5,000 4,963
Series 2023-XL3 Class A
6.081% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 3,580 3,581
BX Trust
Series 2021-ARIA Class A
5.623% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 5,000 4,989
Series 2021-XL2 Class A
5.122% due 10/15/38 (CME Term
SOFR 1 Month + 0.803%)(Ê)(Þ) 2,031 2,018
Chase Home Lending Mortgage Trust
Series 2024-RPL4 Class A1A
3.375% due 12/25/64 (~)(Ê)(Þ) 3,934 3,517
Series 2025-3 Class A11
5.647% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,523 1,523
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 2,783 2,806
COMM Mortgage Trust
Series 2014-CR14 Class B
3.683% due 02/10/47 (~)(Ê) 2,312 2,208
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 1,745 1,693
Series 2015-LC19 Class C
4.262% due 02/10/48 (~)(Ê) 1,000 941
Connecticut Avenue Securities Trust
4.721% due 01/25/42 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 3,208 3,205
Series 2023-R01 Class 1M1
6.736% due 12/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,884 1,925
Series 2023-R06 Class 1M2
7.040% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,110
Series 2025-R01 Class 1A1
5.301% due 01/25/45 (SOFR 30 Day
Average + 0.950%)(Ê)(Þ) 1,622 1,616
Series 2025-R01 Class 1M1
5.451% due 01/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,746 1,742
Series 2025-R02 Class 1A1
5.352% due 02/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,908 1,904
Series 2025-R02 Class 1M1
5.502% due 02/25/45 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 6,201 6,189
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class AS
3.849% due 06/15/57 2,410 2,385
Series 2015-C2 Class B
4.208% due 06/15/57 (~)(Ê) 2,036 1,967
Fannie Mae
2.000% due 2042 20,999 17,934
2.000% due 2046 13,940 11,164
2.500% due 2051 13,731 11,482
3.000% due 2052 38,997 34,465

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2052 5,487 5,546
4.500% due 2053 4,881 4,687
6.000% due 2054 20,442 20,835
15 Year TBA(Ï)
1.500% 4,000 3,512
2.000% 6,000 5,424
2.500% 4,000 3,701
30 Year TBA(Ï)
1.500% 3,000 2,268
2.000% 61,000 48,507
2.500% 32,000 26,615
3.500% 25,000 22,559
4.000% 16,000 14,907
4.500% 17,000 16,260
5.000% 28,000 27,441
5.500% 42,000 41,942
6.000% 19,000 19,294
6.500% 5,000 5,157
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 9,675 2,168
Fannie Mae REMICS
Series 2024-105 Class KF
5.351% due 01/25/55 (SOFR 30 Day
Average + 1.000%)(Ê) 6,813 6,769
Freddie Mac
2.500% due 2051 18,373 15,520
Freddie Mac REMICS
Series 2024-5420 Class CF
5.301% due 06/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 3,766 3,749
Freddie Mac STACR REMIC Trust
Series 2021-DNA7 Class M1
5.202% due 11/25/41 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 2,589 2,579
Series 2024-DNA3 Class M2
5.802% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 920 920
Ginnie Mae II
2.000% due 2051 16,113 13,189
2.500% due 2052 9,888 8,303
3.000% due 2053 11,450 10,198
3.500% due 2053 13,939 12,895
5.500% due 2053 8,932 9,073
6.000% due 2053 5,490 5,658
6.500% due 2054 1,913 2,007
30 Year TBA(Ï)
2.000% 6,000 4,910
2.500% 12,000 10,238
3.500% 1,000 916
4.000% 10,000 9,361
4.500% 33,000 31,662
5.000% 11,000 10,820
6.000% 26,000 26,385
6.500% 1,000 1,023
Ginnie Mae REMICS
Series 2024-6 Class IO
Interest Only
STRIPS
3.500% due 01/20/52 491 90
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Government National Mortgage
Association
Series 2024-151 Class FH
5.374% due 09/20/54 (SOFR 30 Day
Average + 1.030%)(Ê) 5,225 5,212
GS Mortgage Securities Trust
Series 2014-GC24 Class AS
4.162% due 09/10/47 (~)(Ê) 1,734 1,666
Series 2015-GC30 Class AS
3.777% due 05/10/50 (~)(Ê) 1,258 1,253
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-JP3 Class B
3.397% due 08/15/49 (~)(Ê) 1,775 1,636
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C23 Class B
4.590% due 09/15/47 (~)(Ê) 1,692 1,666
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class B
3.980% due 07/15/46 (~)(Ê) 1,397 1,255
Series 2015-C25 Class AS
4.069% due 10/15/48 1,593 1,570
Series 2015-C27 Class AS
4.068% due 12/15/47 1,305 1,287
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 3,529 3,578
NJ Trust
Series 2023-GSP Class A
6.481% due 01/06/29 (~)(Ê)(Þ) 5,000 5,237
OBX Trust
Series 2024-NQM3 Class A1
6.129% due 12/25/63 (~)(Ê)(Þ) 2,921 2,944
Series 2024-NQM8 Class A1
6.233% due 05/25/64 (~)(Ê)(Þ) 5,645 5,703
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.196% due 07/15/39 (~)(Ê)(Þ) 4,460 4,522
Onslow Bay Financial LLC
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 3,198 2,833
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 1,217 1,222
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 3,127 3,113
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,345 1,367
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 1,370 1,277
SMRT Trust
Series 2022-MINI Class A
5.610% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,962
Sunway Real Estate Investment Trust
Series 2021-PALM Class A

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Venerable Strategic Bond Fund
.
.
.
.
.
.
.
.
.
.
.
.
.
.
.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.314% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 4,965
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 1,295 1,297
Series 2023-6 Class A1
6.665% due 09/25/68 (~)(Ê)(Þ) 1,173 1,187
Series 2024-4 Class A1
6.218% due 06/25/69 (~)(Ê)(Þ) 3,566 3,603
Series 2024-8 Class A3
5.872% due 10/25/69 (~)(Ê)(Þ) 4,348 4,339
Wells Fargo Commercial Mortgage
Trust
Series 2015-C31 Class B
4.482% due 11/15/48 (~)(Ê) 900 889
Series 2015-LC22 Class AS
4.207% due 09/15/58 (~)(Ê) 1,573 1,562
Series 2016-C32 Class B
4.725% due 01/15/59 (~)(Ê) 2,973 2,940
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,077
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.294% due 10/15/57 (~)(Ê) 1,133 1,053
708,307
United States Government Treasuries - 32.2%
United States Treasury Notes
4.875% due 04/30/26 71,590 72,205
4.375% due 08/15/26 22,560 22,677
4.375% due 12/15/26 12,020 12,105
1.250% due 12/31/26 22,050 21,059
3.750% due 12/31/28 15,740 15,648
3.625% due 08/31/29 47,410 46,817
0.875% due 11/15/30 128,660 108,556
1.625% due 05/15/31 56,210 48,907
3.750% due 08/31/31 37,590 36,932
3.625% due 09/30/31 14,490 14,129
3.875% due 08/15/34 580 565
2.000% due 11/15/41 36,500 25,636
4.125% due 08/15/44 2,960 2,774
3.375% due 11/15/48 17,650 14,324
3.000% due 08/15/52 29,930 22,284
3.625% due 02/15/53 7,050 5,939
4.125% due 08/15/53 4,730 4,359
4.750% due 11/15/53 12,500 12,777
4.625% due 05/15/54 15,000 15,052
4.500% due 11/15/54 56,760 55,926
558,671
Total Long-Term Fixed
Income Investments
(cost $1,941,437) 1,922,211
Short-Term Investments - 8.0%
Air Lease Corp.
0.000% due 04/01/25 (ç)(ž) 2,596 2,596
4.135% due 04/07/25 (ž) 10,000 9,992
Alimentation Couche-Tard Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.127% due 04/10/25 (ç)(ž) 5,500 5,494
Cabot Corp.
0.000% due 04/01/25 (ç)(ž) 7,600 7,600
Fidelity National Information Services
3.994% due 04/08/25 (ž) 7,000 6,994
4.129% due 04/09/25 (ç)(ž) 3,430 3,426
ONEOK, Inc.
4.011% due 04/08/25 (ž) 10,000 9,991
Plains All American Pipeline, LP
0.000% due 04/01/25 (ç)(ž) 15,000 15,000
Protective Life Corp.
0.000% due 04/01/25 (ç)(ž) 15,000 15,000
State Street Institutional Liquid
Reserves Government Fund 53,455,138 53,455
WEC Energy Group, Inc.
3.399% due 04/04/25 (ç)(ž) 10,000 9,996
Total Short-Term Investments
(cost $139,544) 139,544
Total Investments - 118.8%
(identified cost $2,080,981) 2,061,755
Other Assets and Liabilities,
Net - (18.8)%
(326,241)
Net Assets - 100.0%
1,735,514

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 25
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 60,359 $ —
$ —
$ 60,359
Corporate Bonds and Notes — 429,335 —
—
429,335
International Debt — 165,539 —
—
165,539
Mortgage-Backed Securities — 708,307 —
—
708,307
United States Government Treasuries — 558,671 —
—
558,671
Short-Term Investments 53,455 86,089 — — 139,544
Total Investments
$ 53,455 $ 2,008,300 $ — $ — $ 2,061,755
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
4,056 0 .2
Bermuda .............................................................................................
2,052 0 .1
Canada ................................................................................................
9,345 0 .6
Cayman Islands ..................................................................................
67,865 3 .9
Denmark .............................................................................................
1,986 0 .1
France .................................................................................................
17,881 1 .0
Ireland ................................................................................................
6,185 0 .4
Jersey ..................................................................................................
20,157 1 .2
Netherlands ........................................................................................
2,144 0 .1
Norway ...............................................................................................
2,187 0 .1
South Africa .......................................................................................
796 0 .1
Spain ..................................................................................................
5,078 0 .3
Switzerland ........................................................................................
20,866 1 .2
United Kingdom .................................................................................
10,435 0 .6
United States ......................................................................................
1,890,722 108 .9
Total Investments ............................................................................... 2,061,755

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.4%
Consumer Discretionary - 12.7%
Amazon.com, Inc.(Æ) 628,628 119,603
AutoNation, Inc.(Æ) 4,087 662
Bath & Body Works, Inc. 59,786 1,813
Best Buy Co., Inc. 51,205 3,769
BJ's Wholesale Club Holdings, Inc.(Æ) 36,192 4,129
BorgWarner, Inc. 30,936 886
Boyd Gaming Corp. 15,104 994
CarMax, Inc.(Æ) 8,176 637
Carnival Corp.(Æ) 62,698 1,224
Carvana Co.(Æ) 1,893 396
Charter Communications, Inc. Class A(Æ) 7,663 2,824
Chipotle Mexican Grill, Inc. Class A(Æ) 67,043 3,366
Comcast Corp. Class A 322,200 11,889
Costco Wholesale Corp. 9,505 8,990
Crocs, Inc.(Æ) 12,359 1,312
Curtiss-Wright Corp. 13,284 4,215
Deckers Outdoor Corp.(Æ) 10,050 1,124
Dick's Sporting Goods, Inc. 3,065 618
Dollar General Corp. 11,113 977
Dollar Tree, Inc.(Æ) 21,792 1,636
DR Horton, Inc. 19,411 2,468
eBay, Inc. 26,056 1,765
Expedia Group, Inc. 17,729 2,980
Fox Corp. Class A 84,333 4,773
Gap, Inc. (The) 54,399 1,121
Garmin, Ltd. 14,501 3,149
General Motors Co. 250,875 11,799
Hasbro, Inc. 7,150 440
Home Depot, Inc. (The) 18,250 6,688
Interpublic Group of Cos., Inc. (The) 19,924 541
Lennar Corp. Class A 14,813 1,700
Lithia Motors, Inc. Class A 1,532 450
Lowe's Cos., Inc. 63,490 14,808
Lululemon Athletica , Inc.(Æ) 6,887 1,949
Mattel, Inc.(Æ) 81,262 1,579
Netflix, Inc. Class B(Æ) 41,794 38,974
New York Times Co. (The) Class A 920 46
News Corp. Class A 20,436 556
Nike, Inc. Class B 36,374 2,309
NVR, Inc.(Æ) 158 1,145
Omnicom Group, Inc. 11,237 932
Paramount Global Class B 9,091 109
Penske Automotive Group, Inc. 3,574 515
PulteGroup, Inc. 14,305 1,471
Ralph Lauren Corp. Class A 12,309 2,717
Raytheon Technologies Corp. 197,646 26,180
Skechers USA, Inc. Class A(Æ) 6,641 377
Starbucks Corp. 56,412 5,533
Tapestry, Inc. 12,949 912
Target Corp. 54,595 5,698
Tesla, Inc.(Æ) 110,371 28,604
TJX Cos., Inc. (The) 224,694 27,368
Toll Brothers, Inc. 5,620 593
Ulta Beauty, Inc.(Æ) 2,554 936
Walmart, Inc. 344,920 30,280
Walt Disney Co. (The) 243,144 23,998
Warner Bros Discovery, Inc.(Æ) 123,584 1,326
Williams-Sonoma, Inc. 18,306 2,894
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wynn Resorts, Ltd. 5,617 469
431,216
Consumer Staples - 4.1%
Albertsons Cos., Inc. Class A 113,763 2,502
Altria Group, Inc. 119,209 7,155
Archer-Daniels-Midland Co. 39,866 1,914
BellRing Brands, Inc.(Æ) 27,576 2,053
Brown-Forman Corp. Class B 3,483 118
Bunge, Ltd. 33,289 2,544
Campbell Soup Co. 15,334 612
Celsius Holdings, Inc.(Æ) 47,501 1,692
Clorox Co. (The) 9,303 1,370
Coca-Cola Co. (The) 121,369 8,692
Coca-Cola Consolidated, Inc. 1,780 2,403
Colgate-Palmolive Co. 93,574 8,768
Conagra Brands, Inc. 26,050 695
Estee Lauder Cos., Inc. (The) Class A 16,827 1,111
General Mills, Inc. 29,629 1,772
Hormel Foods Corp. 5,108 158
Ingredion, Inc. 23,052 3,117
Kellanova 1,651 136
Kenvue , Inc. 82,240 1,972
Keurig Dr Pepper, Inc. 74,076 2,535
Kimberly-Clark Corp. 38,245 5,439
Kraft Heinz Co. (The) 64,887 1,975
Kroger Co. (The) 140,865 9,535
McCormick & Co., Inc. 85,969 7,076
Molson Coors Beverage Co. Class B 56,497 3,439
Mondelez International, Inc. Class A 70,499 4,783
Monster Beverage Corp.(Æ) 211,451 12,374
PepsiCo, Inc. 131,275 19,683
Philip Morris International, Inc. 28,818 4,574
Procter & Gamble Co. (The) 79,952 13,625
Sysco Corp. 26,567 1,994
Tyson Foods, Inc. Class A 15,324 978
Walgreens Boots Alliance, Inc. 191,083 2,134
138,928
Energy - 3.1%
Baker Hughes Co. 53,645 2,358
Chevron Corp. 158,775 26,562
Coterra Energy, Inc. 31,675 915
Eaton Corp. PLC 82,350 22,385
Enphase Energy, Inc.(Æ) 12,397 769
EOG Resources, Inc. 127,599 16,363
EQT Corp. 70,564 3,770
Exxon Mobil Corp. 136,650 16,252
Kinder Morgan, Inc. 379,058 10,815
Range Resources Corp. 12,773 510
TechnipFMC PLC 33,615 1,065
Texas Pacific Land Corp. 296 392
Valero Energy Corp. 17,079 2,256
Williams Cos., Inc. (The) 15,232 910
105,322
Financial Services - 17.1%
Aflac, Inc. 43,837 4,874
Ally Financial, Inc. 12,267 447

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Express Co. 9,631 2,591
American Financial Group, Inc. 3,577 470
American International Group, Inc. 32,187 2,798
American Tower Corp.(ö) 40,687 8,853
Ameriprise Financial, Inc. 5,083 2,461
Arch Capital Group, Ltd. 16,855 1,621
Assurant, Inc. 2,555 536
Assured Guaranty, Ltd. 13,579 1,196
AvalonBay Communities, Inc.(ö) 6,833 1,467
Axis Capital Holdings, Ltd. 27,678 2,774
Bank of America Corp. 822,974 34,343
Bank of New York Mellon Corp. (The) 226,782 19,020
Berkshire Hathaway, Inc. Class A(Æ) 29 23,155
Berkshire Hathaway, Inc. Class B(Æ) 54,352 28,947
BlackRock, Inc. 3,440 3,256
Blackstone, Inc. Class A 26,942 3,766
Camden Property Trust(ö) 14,448 1,767
Capital One Financial Corp. 15,325 2,748
Carlyle Group, Inc. (The) 19,418 846
Charles Schwab Corp. (The) 58,143 4,551
Chubb, Ltd. 21,967 6,634
Cincinnati Financial Corp. 19,152 2,829
Citigroup, Inc. 160,077 11,364
Citizens Financial Group, Inc. 19,929 816
CME Group, Inc. Class A 14,748 3,913
Comerica, Inc. 3,575 211
Commerce Bancshares, Inc. 5,900 367
Corebridge Financial, Inc. 30,144 952
CubeSmart (ö) 53,154 2,270
Cullen/Frost Bankers, Inc. 2,553 320
Discover Financial Services 12,262 2,093
East West Bancorp, Inc. 6,131 550
Equinix , Inc.(ö) 5,398 4,401
Everest Re Group, Ltd. 2,554 928
Extra Space Storage, Inc.(ö) 10,295 1,529
Fidelity National Financial, Inc. 12,261 798
Fifth Third Bancorp 24,515 961
First Citizens BancShares , Inc. Class A 597 1,107
First Horizon Corp. 14,294 278
First Industrial Realty Trust, Inc.(ö) 39,255 2,118
Gaming and Leisure Properties, Inc.(ö) 55,923 2,846
Goldman Sachs Group, Inc. (The) 34,186 18,675
Hartford Financial Services Group, Inc.
(The) 73,124 9,048
Huntington Bancshares, Inc. 64,876 974
Intercontinental Exchange, Inc. 83,563 14,415
Invesco, Ltd. 12,271 186
Jefferies Financial Group, Inc. 11,243 602
Jones Lang LaSalle, Inc.(Æ) 3,612 895
JPMorgan Chase & Co. 250,802 61,522
Loews Corp. 11,749 1,080
LPL Financial Holdings, Inc. 3,064 1,002
M&T Bank Corp. 6,130 1,096
Markel Group, Inc.(Æ) 510 954
Marsh & McLennan Cos., Inc. 26,425 6,449
MasterCard, Inc. Class A 71,740 39,322
MetLife, Inc. 37,293 2,994
MGIC Investment Corp. 73,621 1,824
Morgan Stanley 140,247 16,363
Northern Trust Corp. 30,903 3,049
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Republic International Corp. 84,412 3,311
PNC Financial Services Group, Inc. (The) 17,878 3,142
Primerica, Inc. 2,042 581
Principal Financial Group, Inc. 12,258 1,034
Progressive Corp. (The) 37,957 10,742
Prologis, Inc.(ö) 109,655 12,258
Prudential Financial, Inc. 16,349 1,826
Public Storage(ö) 15,481 4,633
Raymond James Financial, Inc. 11,237 1,561
Rayonier, Inc.(ö) 41,106 1,146
Regions Financial Corp. 40,858 888
Reinsurance Group of America, Inc. Class A 2,555 503
RenaissanceRe Holdings, Ltd. 2,553 613
SEI Investments Co. 37,199 2,888
Simon Property Group, Inc.(ö) 10,874 1,806
State Street Corp. 88,840 7,954
Stifel Financial Corp. 4,595 433
Synchrony Financial 101,356 5,366
T Rowe Price Group, Inc. 61,646 5,663
Tradeweb Markets, Inc. Class A 31,482 4,674
Travelers Cos., Inc. (The) 74,592 19,727
Truist Financial Corp. 86,397 3,555
Unum Group 60,963 4,966
US Bancorp 119,392 5,041
VICI Properties, Inc.(ö) 91,731 2,992
Visa, Inc. Class A 173,794 60,908
Voya Financial, Inc. 2,043 138
W.R. Berkley Corp. 20,434 1,454
Webster Financial Corp. 7,664 395
Wells Fargo & Co. 306,361 21,994
Western Union Co. (The) 90,419 957
Weyerhaeuser Co.(ö) 48,543 1,421
Willis Towers Watson PLC 4,597 1,554
XP, Inc. Class A 105,318 1,448
Zions Bancorp NA 4,090 204
577,998
Health Care - 12.9%
Abbott Laboratories 83,273 11,046
AbbVie, Inc. 210,089 44,018
Agilent Technologies, Inc. 48,211 5,640
Amgen, Inc. 26,232 8,173
Biogen, Inc.(Æ) 37,747 5,165
Bio-Rad Laboratories, Inc. Class A(Æ) 1,022 249
Boston Scientific Corp.(Æ) 108,392 10,935
Bristol-Myers Squibb Co. 188,376 11,489
Cardinal Health, Inc. 13,282 1,830
Cencora , Inc. Class A 10,727 2,983
Cigna Group (The) 20,822 6,850
CVS Health Corp. 68,454 4,638
Danaher Corp. 44,532 9,129
DaVita, Inc.(Æ) 4,599 703
Doximity , Inc. Class A(Æ) 17,939 1,041
Eli Lilly & Co. 49,638 40,997
Exelixis , Inc.(Æ) 97,353 3,594
Gilead Sciences, Inc. 218,589 24,493
Halozyme Therapeutics, Inc.(Æ) 6,642 424
HCA Healthcare, Inc. 28,713 9,922
Henry Schein, Inc.(Æ) 6,641 455
Humana, Inc. 3,467 917

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Icon PLC(Æ) 7,805 1,366
IDEXX Laboratories, Inc.(Æ) 4,416 1,854
Illumina, Inc.(Æ) 10,083 800
Incyte Corp.(Æ) 35,539 2,152
Inspire Medical Systems, Inc.(Æ) 1,124 179
Intuitive Surgical, Inc.(Æ) 44,183 21,883
Jazz Pharmaceuticals PLC(Æ) 21,157 2,627
Johnson & Johnson 239,358 39,695
Labcorp Holdings, Inc. 5,108 1,189
McKesson Corp. 3,898 2,623
Medpace Holdings, Inc.(Æ) 7,554 2,302
Medtronic PLC 154,988 13,927
Merck & Co., Inc. 41,997 3,770
Molina Healthcare, Inc.(Æ) 3,065 1,010
Quest Diagnostics, Inc. 7,150 1,210
Regeneron Pharmaceuticals, Inc. 1,969 1,249
ResMed , Inc. 13,778 3,084
Royalty Pharma PLC Class A 62,256 1,938
Stryker Corp. 61,117 22,751
Tenet Healthcare Corp.(Æ) 5,687 765
Thermo Fisher Scientific, Inc. 40,672 20,238
United Therapeutics Corp.(Æ) 15,082 4,649
UnitedHealth Group, Inc. 109,759 57,486
Universal Health Services, Inc. Class B 16,977 3,190
Veeva Systems, Inc. Class A(Æ) 16,282 3,771
Vertex Pharmaceuticals, Inc.(Æ) 6,782 3,288
Viatris , Inc. 63,883 556
Waters Corp.(Æ) 13,734 5,062
West Pharmaceutical Services, Inc. 7,410 1,659
Zimmer Biomet Holdings, Inc. 10,726 1,214
Zoetis, Inc. Class A 28,371 4,671
436,849
Materials and Processing - 4.2%
Acuity Brands, Inc. 10,684 2,814
Air Products & Chemicals, Inc. 13,072 3,855
Amcor PLC 75,090 728
Axalta Coating Systems, Ltd.(Æ) 56,800 1,884
Berry Global Group, Inc. 5,109 357
Builders FirstSource , Inc.(Æ) 34,648 4,329
CF Industries Holdings, Inc. 58,557 4,576
CRH PLC 35,730 3,143
Crown Holdings, Inc. 62,004 5,534
DuPont de Nemours, Inc. 45,533 3,400
Eagle Materials, Inc. 2,042 453
Eastman Chemical Co. 6,128 540
Ecolab, Inc. 56,755 14,389
Fastenal Co. 94,873 7,357
FMC Corp. 28,151 1,188
Fortune Brands Innovations, Inc. 6,639 404
Freeport-McMoRan, Inc. 34,832 1,319
General Electric Co. 47,712 9,550
Graphic Packaging Holding Co. 16,355 425
Johnson Controls International PLC 11,800 945
Linde PLC 37,820 17,610
LKQ Corp. 14,309 609
Martin Marietta Materials, Inc. 9,346 4,469
Masco Corp. 33,178 2,307
Mohawk Industries, Inc.(Æ) 3,066 350
Mosaic Co. (The) 50,825 1,373
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Newmont Corp. 61,299 2,960
Owens Corning 5,619 802
PPG Industries, Inc. 10,218 1,117
Reliance Steel & Aluminum Co. 17,459 5,041
RPM International, Inc. 36,466 4,218
Sherwin-Williams Co. (The) 37,913 13,239
Southern Copper Corp. 24,115 2,254
Steel Dynamics, Inc. 11,237 1,406
Trane Technologies PLC 27,620 9,306
UFP Industries, Inc. 3,064 328
Vulcan Materials Co. 37,913 8,845
143,424
Producer Durables - 8.1%
3M Co. 70,867 10,407
Allison Transmission Holdings, Inc. Class A 28,092 2,687
AMETEK, Inc. 22,249 3,830
Amphenol Corp. Class A 149,178 9,785
Aptiv PLC(Æ) 31,052 1,848
Automatic Data Processing, Inc. 42,538 12,997
BWX Technologies, Inc. 37,179 3,668
Canadian Pacific Kansas City, Ltd. 45,669 3,206
Carlisle Cos., Inc. 6,931 2,360
Caterpillar, Inc. 38,577 12,723
CH Robinson Worldwide, Inc. 10,563 1,082
Cintas Corp. 37,672 7,743
CNH Industrial NV 67,935 834
Corpay , Inc.(Æ) 3,065 1,069
CSX Corp. 103,702 3,052
Cummins, Inc. 14,308 4,485
Deere & Co. 23,142 10,862
Delta Air Lines, Inc. 33,201 1,447
Donaldson Co., Inc. 6,641 445
Dover Corp. 5,619 987
EMCOR Group, Inc. 7,757 2,867
Emerson Electric Co. 62,130 6,812
FedEx Corp. 12,772 3,114
Generac Holdings, Inc.(Æ) 16,380 2,075
Global Payments, Inc. 13,284 1,301
H&R Block, Inc. 31,513 1,730
Honeywell International, Inc. 53,670 11,365
Illinois Tool Works, Inc. 18,724 4,644
Ingersoll Rand, Inc. 54,453 4,358
Jacobs Solutions, Inc. 11,336 1,370
Keysight Technologies, Inc.(Æ) 10,007 1,499
L3Harris Technologies, Inc. 10,216 2,138
Lockheed Martin Corp. 33,307 14,879
MarketAxess Holdings, Inc. 1,594 345
Mettler -Toledo International, Inc.(Æ) 9,194 10,857
Middleby Corp. (The)(Æ) 3,063 465
Mueller Industries, Inc. 6,131 467
Murphy USA, Inc. 919 432
Northrop Grumman Corp. 15,734 8,056
Old Dominion Freight Line, Inc. 24,254 4,013
Oshkosh Corp. 3,577 336
PACCAR, Inc. 28,607 2,785
Parker-Hannifin Corp. 4,783 2,907
PayPal Holdings, Inc.(Æ) 220,207 14,368
Republic Services, Inc. Class A 16,883 4,088
Ryder System, Inc. 6,724 967

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
S&P Global, Inc. 20,998 10,669
Scotts Miracle- Gro Co. (The) Class A 11,394 625
Snap-on, Inc. 8,499 2,864
Southwest Airlines Co. 32,190 1,081
Textron, Inc. 12,263 886
Toro Co. (The) 5,618 409
U-Haul Holding Co.(Æ) 11,748 702
Union Pacific Corp. 76,866 18,159
United Airlines, Inc.(Æ) 45,683 3,154
United Parcel Service, Inc. Class B 17,808 1,959
United Rentals, Inc. 3,754 2,353
Verisk Analytics, Inc. Class A 4,875 1,451
W.W. Grainger, Inc. 12,206 12,057
Waste Management, Inc. 49,236 11,399
WESCO International, Inc. 2,554 397
Xylem, Inc. 30,881 3,689
275,609
Technology - 31.8%
Accenture PLC Class A 25,303 7,896
Adobe, Inc.(Æ) 28,715 11,013
Advanced Micro Devices, Inc.(Æ) 10,382 1,067
Airbnb, Inc. Class A(Æ) 66,265 7,916
Allegion PLC 4,599 600
Alphabet, Inc. Class A 335,506 51,883
Alphabet, Inc. Class C 245,365 38,333
Apple, Inc. 679,127 150,854
Applied Materials, Inc. 46,991 6,819
AppLovin Corp. Class A(Æ) 6,832 1,810
Arista Networks, Inc.(Æ) 83,263 6,451
Atlassian Corp. Class A(Æ) 14,883 3,158
Autodesk, Inc.(Æ) 28,376 7,429
Booking Holdings, Inc. 3,695 17,023
Broadcom, Inc. 220,561 36,929
Cadence Design Systems, Inc.(Æ) 5,735 1,459
Cirrus Logic, Inc.(Æ) 14,810 1,476
Cisco Systems, Inc. 375,250 23,157
Cognizant Technology Solutions Corp.
Class A 27,078 2,071
Corteva , Inc. 37,294 2,347
Crowdstrike Holdings, Inc. Class A(Æ) 3,628 1,279
DocuSign, Inc.(Æ) 55,332 4,504
DoorDash , Inc. Class A(Æ) 9,827 1,796
Dropbox, Inc. Class A(Æ) 81,212 2,169
DXC Technology Co.(Æ) 48,047 819
Electronic Arts, Inc. 5,907 854
Etsy, Inc.(Æ) 30,735 1,450
F5, Inc.(Æ) 6,395 1,703
Fair Isaac Corp.(Æ) 2,184 4,028
Fidelity National Information Services, Inc. 45,604 3,406
Fortinet, Inc.(Æ) 40,837 3,931
Gen Digital, Inc. 184,865 4,906
Genpact , Ltd. 60,897 3,068
GoDaddy , Inc. Class A(Æ) 1,527 275
Hewlett Packard Enterprise Co. 49,438 763
HP, Inc. 236,552 6,550
HubSpot , Inc.(Æ) 3,365 1,922
International Business Machines Corp. 13,034 3,241
Intuit, Inc. 35,078 21,538
Jabil Circuit, Inc. 5,109 695
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KLA Corp. 18,186 12,363
Lam Research Corp. 47,043 3,420
Lattice Semiconductor Corp.(Æ) 117,401 6,158
Leidos Holdings, Inc. 19,043 2,570
Lyft, Inc. Class A(Æ) 97,656 1,159
Manhattan Associates, Inc.(Æ) 19,221 3,326
Maplebear , Inc.(Æ) 23,517 938
Marvell Technology, Inc. 82,762 5,096
Match Group, Inc. 25,520 796
Meta Platforms, Inc. Class A 135,419 78,050
Microsoft Corp. 461,252 173,149
MongoDB, Inc.(Æ) 5,100 895
Monolithic Power Systems, Inc. 17,408 10,096
NetApp, Inc. 43,990 3,864
NVIDIA Corp. 1,479,167 160,312
Oracle Corp. 65,826 9,203
Palantir Technologies, Inc. Class A(Æ) 63,228 5,336
Palo Alto Networks, Inc.(Æ) 44,500 7,593
Paycom Software, Inc. 7,297 1,594
Pegasystems , Inc. 11,855 824
Pinterest, Inc. Class A(Æ) 77,080 2,389
PTC, Inc.(Æ) 28,091 4,353
Qorvo , Inc.(Æ) 25,617 1,855
QUALCOMM, Inc. 117,855 18,104
RingCentral, Inc. Class A(Æ) 22,713 562
Salesforce, Inc. 72,873 19,556
ServiceNow , Inc.(Æ) 20,454 16,284
Spotify Technology SA(Æ) 8,327 4,580
SS&C Technologies Holdings, Inc. 19,396 1,620
Synopsys, Inc.(Æ) 45,698 19,598
TD SYNNEX Corp. 4,595 478
TE Connectivity PLC 49,021 6,928
Texas Instruments, Inc. 48,628 8,738
Twilio , Inc. Class A(Æ) 15,089 1,477
Tyler Technologies, Inc.(Æ) 3,983 2,316
Uber Technologies, Inc.(Æ) 164,586 11,992
UiPath , Inc. Class A(Æ) 126,176 1,300
VeriSign, Inc.(Æ) 15,239 3,869
Workday, Inc. Class A(Æ) 45,122 10,537
Zoom Video Communications, Inc. Class
A(Æ) 73,984 5,458
1,077,324
Utilities - 3.4%
American Water Works Co., Inc. 10,777 1,590
Antero Midstream Corp. 25,533 460
AT&T, Inc. 696,917 19,709
Cheniere Energy, Inc. 24,050 5,565
ConocoPhillips Co. 62,994 6,616
Dominion Energy, Inc. 43,425 2,435
Duke Energy Corp. 39,849 4,860
Edison International 54,099 3,187
Entergy Corp. 154,622 13,219
Evergy , Inc. 12,257 845
NextEra Energy, Inc. 96,964 6,874
NRG Energy, Inc. 69,488 6,633
OGE Energy Corp. 10,216 469
Ovintiv , Inc. 60,293 2,581
PPL Corp. 40,364 1,458
Public Service Enterprise Group, Inc. 45,005 3,704

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southern Co. (The) 150,802 13,866
T-Mobile US, Inc. 15,974 4,260
UGI Corp. 13,522 447
Verizon Communications, Inc. 228,861 10,381
Vistra Corp. 20,351 2,390
WEC Energy Group, Inc. 42,566 4,639
116,188
Total Common Stocks
(cost $3,208,481) 3,302,858
Short-Term Investments - 2.4%
State Street Institutional Liquid Reserves
Government Fund 81,911,702 81,912
Total Short-Term Investments
(cost $81,912) 81,912
Total Investments - 99.8%
(identified cost $3,290,393) 3,384,770
Other Assets and Liabilities,
Net - 0.2%
6,385
Net Assets - 100.0%
3,391,155

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 31
.
.
.
.
.
.
.
.
.
.
.
.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 236 USD 66,708 06/25 (972)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (972)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient Total
Common Stocks
Consumer Discretionary $ 431,216 $ — $ —
$ —
$ 431,216
Consumer Staples 1 38 , 928 — —
—
1 38 , 928
Energy 105,322 — —
—
105,322
Financial Services 577,998 — —
—
577,998
Health Care 43 6 , 849 — —
—
43 6 , 849
Materials and Processing 143,424 — —
—
143,424
Producer Durables 275,609 — —
—
275,609
Technology 1,077,324 — —
—
1,077,324
Utilities 116,188 — —
—
116,188
Short-Term Investments 81,912 — — — 81,912
Total Investments
3,384,770 — — — 3,384,770
Other Financial Instruments
Liabilities
Futures Contracts (972) — — — (972)
Total Other Financial Instruments
*
$ (972) $ — $ — $ — $ (972)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — March 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
613 —*
Brazil ..................................................................................................
1,448 —*
Canada ................................................................................................
3,206 0.1
Ireland ................................................................................................
7,896 0.2
Jersey ..................................................................................................
1,848 0.1
Mexico ...............................................................................................
2,254 0.1
Switzerland ........................................................................................
6,928 0.2
United Kingdom .................................................................................
1,065 —*
United States ......................................................................................
3,359,512 99.1
Total Investments ............................................................................... 3,384,770
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Notes to Schedules of Investments — March 31, 2025 (Unaudited)
Notes to Schedules of Investments 33
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
ADR – American Depositary Receipt
CME – Chicago Mercantile Exchange
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU – European Economic and Monetary Union
GDR – Global Depositary Receipt
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS – Separate Trading of Registered Interest and Principal of Securities
TBA – To be Announced Security
UK – United Kingdom
USD – United States dollar

Venerable Variable Insurance Trust
Notes to Quarterly Report — March 31, 2025 (Unaudited)
34 Notes to Quarterly Report
1. Significant Accounting Policies
Venerable Variable Insurance Trust (the “Trust”) is a series investment company with five different investment portfolios (each a “Fund” and collectively, the “Funds”). This report provides unaudited financial information for the period ended March 31,
2025 for the Funds (the “Quarterly Report”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Board of Trustees has designated Venerable Investment Advisers, LLC (“VIA”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”) and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the
NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
Notes to Quarterly Report 35
at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing net asset value
(“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bidding price, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-
dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
36 Notes to Quarterly Report
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
There were no Level 3 investments at the beginning or end of the period.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair valued securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — March 31, 2025 (Unaudited)
Notes to Quarterly Report 37
the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Foreign currency spot contracts are categorized as Level 1 of the fair value hierarchy.
2. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of March 31, 2025, the restricted securities held in the Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of March 31, 2025, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’
most recent prospectus.
Funds %
Venerable High Yield Fund
93.3
Venerable Strategic Bond Fund
23.2

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066